Annual Fund Operating Expenses - AMG Boston Common Global Impact Fund - Class I	May 24, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.73%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.20%	[1]
Expenses (as a percentage of Assets)	0.93%

[1]	Expense information has been restated to reflect current fees.